Equity Incentive Programs (Stock Options Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 18, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated future compensation expense within one year	$ 4,200,000		$ 4,200,000
Estimated future compensation expense within two years	10,700,000		10,700,000
Estimated future compensation expense	22,000,000		22,000,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Grants in period, gross (in shares)	0	0	0	0	0
Compensation expense	2,000,000	2,300,000	6,000,000	7,100,000	10,800,000	10,100,000	12,700,000
Estimated future compensation expense within one year	1,300,000		1,300,000
Estimated future compensation expense within two years	200,000		200,000
Percentage of options vested, first anniversary date			0.00%
Percentage of options vested, second anniversary date			33.33%
Percentage of options vested, third anniversary date			33.33%
Percentage of options vested, fourth anniversary date			33.33%
Estimated future compensation expense	1,500,000		1,500,000		7,800,000
Performance Shares and Performance Share Units [Domain]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	600,000	600,000	1,600,000	1,800,000	2,300,000	0
Estimated future compensation expense within one year	600,000		600,000
Estimated future compensation expense within two years	2,300,000		2,300,000
Estimated future compensation expense	$ 3,300,000		$ 3,300,000
Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years
Grants in period, gross (in shares)						448,154	451,029	3,571,652
Percentage of options vested, first anniversary date					0.00%
Percentage of options vested, second anniversary date					33.33%
Percentage of options vested, third anniversary date					33.33%
Percentage of options vested, fourth anniversary date					33.34%
Termination for Death [Member] | Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest expiration period of award after event					24 months
Termination for Death [Member] | Stock Option Plan, Omnibus [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest expiration period of award after event			24 months
Employment Terminated, Any Other Reason [Member] | Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest expiration period of award after event					90 days
Employment Terminated, Any Other Reason [Member] | Stock Option Plan, Omnibus [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest expiration period of award after event			90 days
Termination for Retirement or Disability [Member] | Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest expiration period of award after event					36 months
Termination for Retirement or Disability [Member] | Stock Option Plan, Omnibus [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest expiration period of award after event			36 months
Annual Anniversary Grant Date of Award [Member] | Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest expiration period of award after event					10 years
Annual Anniversary Grant Date of Award [Member] | Stock Option Plan, Omnibus [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest expiration period of award after event			10 years